ACCOUNTING CHANGES	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
ACCOUNTING CHANGES	ACCOUNTING CHANGES
Changes in Accounting Policies for 2019
Leases
In February 2016, the FASB issued new guidance on the accounting for leases. The new guidance amends the definition of a lease such that, in order for an arrangement to qualify as a lease, the lessee is required to have both (1) the right to obtain substantially all of the economic benefits from the use of the asset and (2) the right to direct the use of the asset. The new guidance also establishes a right-of-use (ROU) model that requires a lessee to recognize a ROU asset and corresponding lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern of expense recognition in the Consolidated statement of income. The new guidance does not make extensive changes to lessor accounting.
The new guidance was effective January 1, 2019 and was applied using optional transition relief which allowed entities to initially apply the new lease standard at adoption (January 1, 2019) and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. This transition option allowed the Company to not apply the new guidance, including disclosure requirements, to the comparative periods presented.
The Company elected available practical expedients and exemptions upon adoption which allowed the Company:

•	to not reassess prior conclusions on existing leases regarding lease identification, lease classification and initial direct costs under the new standard

•	to carry forward the historical lease classification and its accounting treatment for land easements on existing agreements

•	to not recognize ROU assets or lease liabilities for leases that qualify for the short-term lease recognition exemption

•	to not separate lease and non-lease components for all leases for which the Company is the lessee and for facility and liquids tank terminals for which the Company is the lessor

•	to use hindsight in determining the lease term and assessing ROU assets for impairment.
The new guidance had a significant impact on the Company's Consolidated balance sheet, but did not have an impact in the Company's Consolidated statements of income and cash flows. The most impactful change was the recognition of ROU assets and lease liabilities for operating leases and providing additional new disclosures about the Company's leasing activities. Refer to Note 9, Leases, for additional information related to the impact of adopting the new guidance.
In the application of the new guidance, significant assumptions and judgments are used to determine the following:

•	whether a contract contains a lease

•
the duration of the lease term including exercising lease renewal options. The lease term for all of the Company’s leases includes the noncancellable period of the lease plus any additional periods covered by either a Company option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor

•	the discount rate for the lease.
Lessee Accounting Policy
The Company determines if an arrangement is a lease at inception of the contract. Operating leases are recognized as ROU assets and included in Plant, property and equipment while corresponding liabilities are included in Accounts payable and other and Other long-term liabilities on the Consolidated balance sheet.
Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date of the lease agreement. As the Company’s lease contracts do not provide an implicit interest rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any prepaid lease payments and initial direct costs incurred and excludes lease incentives. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease expense is recognized on a straight-line basis over the lease term and included in Plant operating costs and other in the Consolidated statement of income.
Lessor Accounting Policy
The Company is the lessor within certain contracts and these are accounted for as operating leases. The Company recognizes lease payments as income over the lease term on a straight-line basis. Variable lease payments are recognized as income in the period in which the changes in facts and circumstances on which these payments are based occur.
Fair value measurement
In August 2018, the FASB issued new guidance that amends certain disclosure requirements for fair value measurements. This new guidance is effective January 1, 2020, however, early adoption of certain or all requirements is permitted. The Company elected to adopt this guidance effective first quarter 2019. The guidance was applied retrospectively and did not have a material impact on the Company's consolidated financial statements.
Future Accounting Changes
Measurement of credit losses on financial instruments
In June 2016, the FASB issued new guidance that changes how entities measure credit losses for most financial assets and certain other financial instruments that are not measured at fair value through net income. The new guidance amends the impairment model of financial instruments, basing it on expected losses rather than incurred losses. These expected credit losses will be recognized as an allowance rather than as a direct write-down of the amortized cost basis. The new guidance is effective
January 1, 2020 and will be applied using a modified retrospective approach. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.
Implementation costs of cloud computing arrangements
In August 2018, the FASB issued new guidance requiring an entity in a hosting arrangement that is a service contract to follow the guidance for internal-use software to determine which implementation costs should be capitalized as an asset and which costs should be expensed. The guidance also requires the entity to amortize the capitalized implementation costs of a hosting arrangement over the term of the arrangement. This guidance is effective January 1, 2020 and will be applied prospectively to all implementation costs incurred after the date of adoption. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.
Consolidation
In October 2018, the FASB issued new guidance for determining whether fees paid to decision makers and service providers are variable interests for indirect interests held through related parties under common control. This new guidance is effective
January 1, 2020 and will be applied on a retrospective basis. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.
Defined benefit plans
In August 2018, the FASB issued new guidance which amends and clarifies disclosure requirements related to defined benefit pension and other post-retirement benefit plans. This new guidance is effective for annual disclosure requirements at December 31, 2020 and is expected to be applied on a retrospective basis. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.
Income taxes
In December 2019, the FASB issued new guidance that simplified the accounting for income taxes and clarified existing guidance. This new guidance is effective January 1, 2021, however, early adoption is permitted. The Company is currently evaluating the timing and impact of the adoption of this guidance and has not yet determined the effect on its consolidated financial statements.